Acquisition	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
Acquisition

Note 12 – Acquisition

Acquisition of Cheyi BVI

On December 29, 2021 (“Acquisition Date”), the Company entered into a Share Purchase Agreement (the “SPA”) to acquire 100% of the equity interest of Cheyi (BVI) Limited (the “Cheyi BVI”) which operates its business through its subsidiary Zhejiang Cheyi Network Technology Co., Ltd. (the “Cheyi Network”), an integrated online car-hailing and driver management services company. Pursuant to the agreement, the total consideration for the acquisition of 100% equity ownership of Cheyi BVI is an aggregate of U.S. $23,470,712, consisting of the issuance by the Company to the shareholders of Cheyi BVI an aggregate of 3,189,000 fully paid Company’s ordinary shares (being U.S. $6,760,680 of $2.12 per share) and payment of $2,000,000 at closing, and Year-2021 earnout payment of U.S. $8,826,019 and Year-2022 earnout payment of U.S. $5,884,013 if the Cheyi BVI’s audited net income for its fiscal year 2021 and 2022 is no less than U.S. $3,000,000 respectively. The two earnout payments are due 13 months upon the delivery of Cheyi BVI’s audited financial statements.

The transaction was accounted for in accordance with the provisions of ASC 805-10, Business Combinations. The values assigned in these financial statements represent management’s best estimate of fair values as of the Acquisition Date.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired. According to ASC 820, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets as the most reliable fair value measurement, and the lowest priority to unobservable inputs. According to ASC 820-10-35-41, the valuation of shares issued in the acquisitions and purchase consideration is recognized on the quoted trading price of the Company’s ordinary shares on the date of acquisitions. The quoted closing prices for the Company’s ordinary shares on NASDAQ on the dates of the acquisitions of Cheyi BVI was $2.12 per share.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts and notes payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	14,157,570
Total purchase price for acquisition net of $1,477,065 of cash	$21,993,647

The Company has included the operating results of Cheyi BVI in its consolidated financial statements since the Acquisition Date. The following table summarizes the revenue and net income generated by Cheyi BVI for the year ended December 31, 2022:

Revenue	$50,558,732
Net income	$1,954,515

Acquisition of Yinhua

On March 14, 2022, the Company entered into a Share Purchase Agreement with Yinhua which develops and operates a comprehensive auto related service platform to serve auto insurance companies, and each of the shareholders of the Yinhua.

Under terms of the share purchase agreement, we shall pay $10,076,600 in exchange for 100% equity of Yinhua. Of the total consideration to be paid, $7,078,100 shall be paid in form of 3,826,000 newly issued ordinary shares of the Company, representing $1.85 per ordinary share of the Company, and $1,000,000 upon closing. In addition, a cash earnout of $1,998,500 shall be paid if Yinhua achieves a net income target threshold of $1.3 million during the calendar year of 2022.

Founded in 2018, Yinhua provides diversified, differentiated and customized value-added auto related services to auto insurance companies, where the services include road security services, car maintenance services, car inspection services and other services. Yinhua develops and operates a comprehensive auto related service platform for auto insurance companies combining intelligent human-vehicle interaction functions with car owner programs.

On March 18, 2022, the parties completed the transaction. Upon the closing of the transaction, the Company acquired 100% shares outstanding of the Yinhua, and the Company issued 3,826,000 ordinary shares and paid $1,000,000 to the sellers.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired. According to ASC 820, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets as the most reliable fair value measurement, and the lowest priority to unobservable inputs. According to ASC 820-10-35-41, the valuation of shares issued in the acquisitions and purchase consideration is recognized on the quoted trading price of the Company’s ordinary shares on the date of acquisitions. The quoted closing prices for the Company’s ordinary shares on NASDAQ on the dates of the acquisitions of Yinhua was $1.85 per share.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price for acquisition net of $1,126,777 of cash	$8,949,823

The Company has included the operating results of Yinhua in its consolidated financial statements since the Acquisition Date. The following table summarizes the revenue and net income generated by Yinhua for the year ended December 31, 2022:

Revenue	$27,053,149
Net income	$533,006

Acquisition of Feipeng BVI

On December 21, 2022, the Company entered into a Share Purchase Agreement with Feipeng BVI which provides regional trucking services, and each of the shareholders of the Feipeng BVI, pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired 100% of Feipeng BVI for approximately $14,540,436, of which US $9,550,000 will be paid in cash upon closing in form of cash. Feipeng BVI shall receive a certain number of shares valued at $4,990,436 if it achieves a targeted net income of US$2.4 million during the calendar year 2023.

On December 21, 2022, the parties completed the transaction. Upon the closing of the transaction, we acquired 100% of the outstanding shares of the Feipeng BVI, and we paid $9,550,000 in cash to the sellers.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$3,746,298
Prepayments	550,944
Other receivables	246,748
Equipment, net	123,446
Deposits	610,393
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities	(1,110,416)
Goodwill	13,715,130
Total purchase price for acquisition net of $1,935,722 of cash	$12,604,714

The Company has included the operating results of Feipeng BVI in its consolidated financial statements since the Acquisition Date. $nil in net sales and $nil in net income of Feipeng BVI were included in the consolidated financial statements for the years ended December 31, 2022.

Acquisition of Alliance BVI

On May 26, 2023, the Company entered into a Share Purchase Agreement with the Alliance BVI, which is engaged in liquor distribution via its VIE, and each of the shareholders of the Alliance BVI. Under terms of the share purchase agreement, the Company shall pay $21,292,948 in exchange for 100% equity of Alliance BVI. Of the total consideration to be paid, $5,208,768 shall be paid in form of 4,569,095 newly issued ordinary shares of the Company, representing $1.14 per ordinary share of the Company upon closing. In addition, a cash earnout of $8,042,090 shall be paid if Alliance BVI achieves a net income target threshold of $2.0 million during the calendar year of 2024 and 2025, respectively. The total consideration of $21,292,948 was supported by an independent certified valuation institution.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Prepayments	$1,587,580
Other receivables	106,839
Inventory	29,846
Property and equipment, net	868,434
Others payable and accrued liabilities	(3,326,021)
Tax payable	(3,483)
Total identifiable net liabilities	(736,805)
Goodwill	22,029,753
Total purchase price for acquisition net of $0 of cash	$21,292,948

The Company has included the operating results of Alliance BVI in its consolidated financial statements since the Acquisition Date. $1,154,091 in net sales and $427,171 in net income of Alliance BVI were included in the consolidated financial statements for the years ended December 31, 2023.